Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT 06880
(203) 226-7866

August 12, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

     Re:   Eastern Point Advisors Funds Trust
           File Nos. 333-83951 and 811-09497
           Preliminary Proxy Materials
           ----------------------------------

Dear Sir/Madam:

On behalf of Eastern Point Advisors Funds Trust ("Trust"), enclosed herewith for electronic filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, are the following proxy materials: Notice of Special Meeting, Proxy Statement and Form of Proxy Card to be sent to the shareholders of the Trust in connection with a special meeting of shareholders.

The proposals for consideration by Shareholders of the Trust are as follows:

1. To approve a new investment advisory agreement between Dividend Growth Advisors, LLC and each Fund of the Trust;

2.   To approve a multi-manager structure for each Fund of the Trust; and

The shareholders' meeting for the Trust is scheduled to be held on October 18, 2005. The definitive proxy materials are scheduled to be mailed to the shareholders on or about August 31, 2005. Please do not hesitate to contact me at the above-referenced number to discuss the preliminary proxy materials.


Sincerely yours,

BLAZZARD, GRODD & HASENAUER, P.C.



By: /s/RAYMOND A. O'HARA III
    -----------------------------
       Raymond A. O'Hara III


Enclosures